Unaudited Pro Forma Condensed Combined Statement of Operations (Details) - Schedule of Unaudited Pro Forma Condensed Combined Statement of Operations $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Maple X Inc.[Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Cost of revenues
Gross profit
General and administrative expenses	(5)
Operating loss	(5)
Financing expenses, net	(22)
Net income (loss)	(27)
Attributed to: Owners of the parent company	(27)
Non-controlling interests
Total net comprehensive income, loss	(27)
Maple Heights GP [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,978
Cost of revenues	(3,951)
Gross profit	1,027
General and administrative expenses	(12)
Operating loss	1,015
Financing expenses, net	(104)
Net income (loss)	911
Attributed to: Owners of the parent company	45
Non-controlling interests	866
Total net comprehensive income, loss	911
Pro Forma [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,978
Cost of revenues	(3,951)
Gross profit	1,027
General and administrative expenses	(17)
Operating loss	1,010
Financing expenses, net	(126)
Net income (loss)	884
Attributed to: Owners of the parent company	18
Non-controlling interests	866
Total net comprehensive income, loss	$ 884